FHLB Advances And Other Debt (FHLB Advances And Other Debt Outstanding Maturity Period) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
FHLB Advances And Other Debt [Abstract]
2019	$ 12,517
2020	4,500
2021	5,500
2022
2023	6,500
Total	$ 29,017	$ 19,500